CONTINGENCIES (Details) - Fishkill, New York Property [Member] - USD ($)	3 Months Ended	12 Months Ended
	Oct. 31, 2016	Jul. 31, 2018	Jul. 31, 2017
Damages filed		$ 376,467
Commitment to replace roof		$ 700,000
Charge to operations	$ 141,132		$ 279,213